Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Summary of significant accounting policies

(3) Summary of significant accounting policies

(a) Basis of presentation

The accompanying unaudited interim financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information. In the opinion of management, the accompanying financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the financial statements) considered necessary to present fairly the Company’s financial position as of September 30, 2015, its results of operations for the nine months ended September 30, 2014 and 2015 and cash flows for the nine months ended September 30, 2014 and 2015. Operating results for the nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015. The interim financial statements presented herein do not contain the required disclosures under U.S. GAAP for annual financial statements.

The accompanying unaudited interim financial statements should be read in conjunction with the annual audited financial statements and related notes as of and for the year ended December 31, 2014 included in this prospectus.

(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates.

(c) Fair value of financial instruments

Management believes that the carrying amounts of the Company’s financial instruments, including cash equivalents, other receivables and accounts payable and accrued expenses approximate fair value due to the short-term nature of those instruments.

(d) Cash and cash equivalents

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents as of September 30, 2015 consisted primarily of money market funds.

(e) Property and equipment

Property and equipment consists of computer and laboratory equipment, software, office equipment, furniture and leasehold improvements and is recorded at cost. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon disposal, retirement or sale, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations. Property and equipment are depreciated on a straight-line basis over their estimated useful lives. The Company uses a life of three years for computer equipment and software, five years for laboratory and office equipment and seven years for furniture. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset.

The Company reviews long-lived assets, such as property and equipment, for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the book values of the assets to estimated undiscounted future cash flows that the assets are expected to generate. If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset. No impairment charges have been recorded since inception.

(f) Research and development and in-process research and development

Research and development costs are expensed as incurred. Research and development expenses consist of internal and external expenses. Internal expenses include employee compensation and overhead. External expenses include development, clinical trials, statistical analysis and report writing and regulatory compliance costs incurred with clinical research organizations and other third-party vendors. At the end of the reporting period, the Company compares payments made to third-party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates has been made as a result of the service provided, the Company may record net prepaid or accrued expense relating to these costs. When the Company is reimbursed by a collaboration partner for work performed, the costs incurred are recorded as research and development expenses and the related reimbursement is recorded as a reduction to research and development expenses.

Upfront and milestone payments made to third parties who perform research and development services on the Company’s behalf are expensed as services are rendered. Costs incurred in obtaining technology licenses are charged to research and development expense as acquired in-process research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

(g) Revenue recognition

The Company has generated revenue solely through license and collaborative agreements. The Company recognizes revenue in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 605-25, Revenue Recognition for Arrangements with Multiple Elements, which addresses the determination of whether an arrangement involving multiple deliverables contains more than one unit of accounting. A delivered item within an arrangement is considered a separate unit of accounting only if both of the following criteria are met:

•	the delivered item has value to the customer on a stand-alone basis; and

•	if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item is considered probable and substantially in control of the vendor.

Under FASB ASC Topic 605-25, if both of the criteria above are not met, then separate accounting for the individual deliverables is not appropriate. Revenue recognition for arrangements with multiple deliverables constituting a single unit of accounting is recognized generally over the greater of the term of the arrangement or the expected period of performance, either on a straight-line basis or on a modified proportional performance method.

Milestones related to research and development activities are accounted for in accordance with FASB ASC Topic 605-28, milestone method of revenue recognition. FASB ASC Topic 605-28 allows for the recognition of consideration, which is contingent on the achievement of a substantive milestone in its entirety, in the period the milestone is achieved. A milestone is considered to be substantive if all of the following criteria are met: the milestone is commensurate with either: (1)the performance required to achieve the milestone or (2)the enhancement of the value of the delivered items resulting from the performance required to achieve the milestone; the milestone relates solely to past performance; and the milestone payment is reasonable relative to all of the deliverables and payment terms within the agreement.

Nonrefundable license fees are recognized as revenue upon delivery provided there are no undelivered elements in the arrangement. For licenses with no stand-alone value, revenues are recognized on a straight-line basis over the related performance period.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue on the Company’s balance sheet. Amounts expected to be recognized as revenue in the next 12 months following the balance sheet date are classified as current liabilities.

To date, the Company has not generated any revenues from the commercial sale of products.

(h) Recapitalization

On January 16, 2015, the Company effected a reverse stock split of the Company’s common stock at a ratio of one share for every five shares previously held. All common stock share and common stock per share data included in these financial statements reflect the reverse stock split.

(i) Net loss per common share

Basic and diluted net loss per common share is determined by dividing net loss by the weighted average number of common shares outstanding during the period. For all periods presented, the outstanding shares of convertible preferred stock, unvested restricted shares and common stock options have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of September 30, 2014 and 2015 as they would be anti-dilutive:

	September 30,
	2014	2015
Convertible preferred shares	10,037,255	—
Unvested restricted common shares	537,341	391,607
Options issued and outstanding	1,732,995	3,257,701

Amounts in the table above reflect the common stock equivalents of the noted instruments.

(j) Deferred rent

Rent expense, including rent holidays and scheduled rent increases, is recorded on a straight-line basis over the term of the lease commencing on the date the Company takes possession of the leased property, which was May 1, 2014 for the Company’s corporate headquarters. Tenant improvement allowances from the lessor are included in the accompanying balance sheet as deferred rent and are amortized as a reduction of rent expense over the term of the lease from the possession date. Deferred rent as of September 30, 2015 represents the net excess of rent expense over the actual cash paid for rent and the tenant improvement allowances received.

(3) Summary of significant accounting policies

(a) Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates.

(b) Fair value of financial instruments

Management believes that the carrying amounts of the Company’s financial instruments, including cash equivalents, receivable from related party, other receivables and accounts payable and accrued expenses approximate fair value due to the short-term nature of those instruments.

(c) Cash and cash equivalents

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents as of December 31, 2014 consisted primarily of money market mutual funds.

(d) Property and equipment

Property and equipment consists of computer and laboratory equipment, software, office equipment, furniture and leasehold improvements and is recorded at cost. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred. Upon disposal, retirement or sale the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Property and equipment are depreciated on a straight-line basis over their estimated useful lives. The Company uses a life of three years for computer equipment and software, five years for laboratory and office equipment and seven years for furniture. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the asset.

The Company reviews long-lived assets, such as property and equipment, for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparison of the book values of the assets to estimated undiscounted future cash flows that the assets are expected to generate. If the carrying amount of an asset exceeds its estimated future cash flows, then an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset. No impairment charges have been recorded since inception.

(e) Research and development and in-process research and development

Research and development costs are expensed as incurred. Research and development expenses consist of internal and external expenses. Internal expenses include compensation and overhead. External expenses include development, clinical trials, statistical analysis and report writing and regulatory compliance costs incurred with clinical research organizations and other third-party vendors. At the end of the reporting period, the Company compares payments made to third-party service providers to the estimated progress toward completion of the research or development objectives. Such estimates are subject to change as additional information becomes available. Depending on the timing of payments to the service providers and the progress that the Company estimates has been made as a result of the service provided, the Company may record net prepaid or accrued expense relating to these costs. When the Company is reimbursed by a collaboration partner for work performed, the costs incurred are recorded as research and development expenses and the related reimbursement is recorded as a reduction to research and development expenses.

Upfront and milestone payments made to third parties who perform research and development services on the Company’s behalf are expensed as services are rendered. Costs incurred in obtaining technology licenses are charged to research and development expense as acquired in-process research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

(f) Income taxes

From inception through May 1, 2014, the Company was a Delaware LLC for federal and state tax purposes and, therefore, all items of income or loss through May 1, 2014 flowed through to the members of the LLC. Effective May 2, 2014, the Company converted from an LLC to a C corporation for federal and state income tax purposes. Accordingly, prior to the conversion to a C corporation, the Company did not record deferred tax assets or liabilities or have any net operating loss carryforwards. The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities and the expected benefits of net operating loss carryforwards. The impact of changes in tax rates and laws on deferred taxes, if any, is applied during the years in which temporary differences are expected to be settled and is reflected in the financial statements in the period of enactment. The measurement of deferred tax assets is reduced, if necessary, if, based on weight of the evidence, it is more likely than not that some, or all, of the deferred tax assets will not be realized. At December 31, 2014, the Company has concluded that a full valuation allowance is necessary for its deferred tax assets.

(g) Revenue recognition

The Company has generated revenue solely through license and collaborative agreements. The Company recognizes revenue in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 605-25, Revenue Recognition for Arrangements with Multiple Elements, which addresses the determination of whether an arrangement involving multiple deliverables contains more than one unit of accounting. A delivered item within an arrangement is considered a separate unit of accounting only if both of the following criteria are met:

•	the delivered item has value to the customer on a stand-alone basis; and

•	if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item is considered probable and substantially in control of the vendor.

Under FASB ASC Topic 605-25, if both of the criteria above are not met, then separate accounting for the individual deliverables is not appropriate. Revenue recognition for arrangements with multiple deliverables constituting a single unit of accounting is recognized generally over the greater of the term of the arrangement or the expected period of performance, either on a straight-line basis or on a modified proportional performance method.

Milestones related to research and development activities are accounted for in accordance with FASB ASC Topic 605-28, milestone method of revenue recognition. FASB ASC Topic 605-28 allows for the recognition of consideration, which is contingent on the achievement of a substantive milestone in its entirety, in the period the milestone is achieved. A milestone is considered to be substantive if all of the following criteria are met: the milestone is commensurate with either: (1) the performance required to achieve the milestone or (2) the enhancement of the value of the delivered items resulting from the performance required to achieve the milestone; the milestone relates solely to past performance; and the milestone payment is reasonable relative to all of the deliverables and payment terms within the agreement.

Nonrefundable license fees are recognized as revenue upon delivery provided there are no undelivered elements in the arrangement. For licenses with no stand-alone value, revenues are recognized on a straight-line basis over the related performance period.

Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue on the Company’s balance sheet. Amounts expected to be recognized as revenue in the next 12 months following the balance sheet date are classified as current liabilities.

To date, the Company has not generated any revenues from the commercial sales of products.

(h) Recapitalization

On January 16, 2015, the Company effected a reverse stock split of the Company’s common stock at a ratio of one share for every five shares previously held. All common stock share and common stock per share data included in these financial statements reflect the reverse stock split. The unit and per unit data included in these financial statements do not reflect the reverse stock split as the reverse split was not applicable to the units.

(i) Net loss per common unit/share

Basic and diluted net loss per common unit/share is determined by dividing net loss by the weighted average number of common units/shares outstanding during the period. For all periods presented, the outstanding units/shares of Series A convertible preferred stock (Series A Stock), Series B convertible preferred stock (Series B Stock), unvested units/restricted shares and common stock options have been excluded from the calculation because their effect would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per unit/share are the same.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average units/shares outstanding as of December 31, 2013 and 2014 as they would be anti-dilutive:

	December 31, 2013	December 31, 2014
Convertible preferred units	5,000,000	—
Unvested restricted common units	5,370,000	—
Convertible preferred stock	—	50,186,334
Unvested restricted common shares	—	578,994
Options issued and outstanding	—	2,264,497

Amounts in the table above reflect the common stock equivalents of the noted instruments.

The unaudited pro forma net loss per common share is computed using the weighted average number of common shares outstanding and assumes the conversion of all outstanding shares of the Company’s Series A Stock and Series B Stock into an aggregate of 10,037,255 shares of common stock upon the closing of the Company’s IPO (Note 13) as if they had occurred at the later of the beginning of the period or date of issuance. The Company believes the unaudited pro forma net loss per common share provides material information to investors, as the conversion of the Company’s preferred stock to common stock occurred upon the closing of the IPO, and the disclosure of pro forma net loss per common share provides an indication of net loss per common share that is comparable to the net loss per common share that will be reported by the Company as a public company following the closing of the IPO.

The following table summarizes the calculation of unaudited pro forma basic and diluted net loss per common share:

Year ended December 31, 2014

Numerator:
Net loss applicable to common stockholders	$(25,032,151)
Effect of pro form adjustments:
Preferred stock dividends	707,342

Pro forma net loss	$(24,324,809)

Denominator:
Weighted average common shares outstanding	5,397,599
Conversion of convertible preferred stock	6,496,631

Shares used in computing unaudited pro forma weighted average basic and diluted common shares outstanding	11,894,230

Unaudited pro forma basic and diluted net loss per common share	$(2.05)

(j) Deferred rent

Rent expense, including rent holidays and scheduled rent increases, is recorded on a straight-line basis over the term of the lease commencing on the date the Company takes possession of the leased property, which was May 1, 2014 for the Company’s new corporate headquarters. Tenant improvement allowances from the lessor are included in the accompanying balance sheet as deferred rent and are amortized as a reduction of rent expense over the term of the lease from the possession date. Deferred rent as of December 31, 2014 represents the net excess of rent expense over the actual cash paid for rent and the tenant improvement allowances received/receivable.

(k) Recent accounting pronouncements

In May 2014 the Financial Accounting Standards Board (FASB) issued revenue recognition guidance that provides a single comprehensive revenue recognition model for any contracts with customers. Under the new guidance an entity will recognize revenue based on amounts the entity expects to be entitled in exchange for the transfer of goods or services. The new guidance also includes enhanced disclosure requirements. This guidance which will either be applied retrospectively or as a cumulative effect adjustment as of the date of adoption will be effective beginning on January 1, 2017. The Company is in the process of evaluating the adoption alternatives and impact that this new guidance will have on its financial statements.